Revenue - Future sales commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Reportable Segments Member
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 2,745,133
Reportable Segments Member | USD [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Average Foreign Exchange Rate	1.3
Reportable Segments Member | 2019 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 550,108
Reportable Segments Member | 2020 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	402,592
Reportable Segments Member | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	351,558
Reportable Segments Member | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	312,274
Reportable Segments Member | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	247,093
Reportable Segments Member | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	881,508
Uranium [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	956,896
Uranium [Member] | 2019 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	277,396
Uranium [Member] | 2020 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	182,711
Uranium [Member] | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	110,353
Uranium [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	112,459
Uranium [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	107,362
Uranium [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	166,615
Fuel Services [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,747,834
Fuel Services [Member] | 2019 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	240,551
Fuel Services [Member] | 2020 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	215,851
Fuel Services [Member] | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	236,993
Fuel Services [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	199,815
Fuel Services [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	139,731
Fuel Services [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	714,893
Other Segment [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	40,403
Other Segment [Member] | 2019 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	32,161
Other Segment [Member] | 2020 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	4,030
Other Segment [Member] | 2021 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	4,212
Other Segment [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Other Segment [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Other Segment [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 0